UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     August 10, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     242875


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP        COMMON              12686C109    34599  1365642 X        SOLE                  1365642
CHARTER COMMUNICATIONS INC  COMMON              16117M305    13181   242927 X        SOLE                   242927
CHEMTURA CORP               COMMON              163893209     7075   388715 X        SOLE                   388715
CHESAPEAKE LODGING TR       COMMON              165240102    14979   877996 X        SOLE                   877996
CIT GROUP INC               COMMON              125581801     8636   195122 X        SOLE                   195122
CIT GROUP INC               OPTION              125581901     6069     9868     X    SOLE                     9868
FORTUNE BRANDS INC          COMMON              349631101     8112   127213 X        SOLE                   127213
GRIFOLS S A                 COMMON              398438309    33487  4459022 X        SOLE                  4459022
HYPERCOM CORP               COMMON              44913M105     9323   948467 X        SOLE                   948467
L-1 IDENTITY SOLUTIONS INC  COMMON              50212A106     6787   577592 X        SOLE                   577592
NATIONAL SEMICONDUCTOR CORP COMMON              637640103    24007   975512 X        SOLE                   975512
ROCK-TENN CO                COMMON              772739207    25726   387795 X        SOLE                   387795
SANOFI                      COMMON              80105N113     9599  3983059 X        SOLE                  3983059
SELECT SECTOR SPDR TR       OPTION              81369Y955     1831    30223     X    SOLE                    30223
SOUTHERN UN CO              COMMON              844030106    39078   973312 X        SOLE                   973312
SPDR S&P 500 ETF TR         OPTION              78462F953      353     2522     X    SOLE                     2522
TEMPLE INLAND INC           OPTION              879868907       33      118     X    SOLE                      118